UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22314
Oppenheimer Corporate Bond Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2011

Item 1.	Reports to Stockholders.

TOP HOLDINGS AND ALLOCATIONS

Corporate Bonds and Notes—Top Ten Industries

Insurance	8.6%
Capital Markets	8.3
Diversified Financial Services	7.3
Commercial Banks	7.3
Oil, Gas & Consumable Fuels	6.0
Media	5.3
Diversified Telecommunication Services	5.1
Electric Utilities	4.6
Chemicals	2.9
Industrial Conglomerates	2.6
Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2011, and are based on net assets.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total

AAA	5.6%
AA	1.8
A	32.3
BBB	48.3
BB	9.6
CCC	2.4

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of January 31, 2011, and are subject to change. Except for certain securities issued or guaranteed by a foreign sovereign or supranational entity, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign or supranational entity are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign or supranational entity. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Unrated securities do not necessarily indicate low credit quality, but may or may not be equivalent of investment-grade. Please consult the Fund’s prospectus for further information. Additional information can be found in the Fund’s Statement of Additional Information.
7 | OPPENHEIMER CORPORATE BOND FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 8/2/10. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

Class C shares of the Fund were first publicly offered on 8/2/10. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1%. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 8/2/10. Class N shares are offered only through certain retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1%. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 8/2/10. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
8 | OPPENHEIMER CORPORATE BOND FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, August 2, 2010 (commencement of operations) and held for the period ended January 31, 2011.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on August 1, 2010 and held for the six months ended January 31, 2011.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9 | OPPENHEIMER CORPORATE BOND FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2010	January 31, 2011	January 31, 2011[1,2]

Actual
Class A	$1,000.00	$1,026.20	$4.53
Class C	1,000.00	1,021.80	8.91
Class N	1,000.00	1,024.30	6.36
Class Y	1,000.00	1,026.90	3.82

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.72	4.54
Class C	1,000.00	1,016.38	8.93
Class N	1,000.00	1,018.90	6.38
Class Y	1,000.00	1,021.42	3.83

1.	Actual expenses paid are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 to reflect the period from August 2, 2010 (commencement of operations) to January 31, 2011.

2.	Hypothetical expenses paid are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
The expense ratios, excluding indirect expenses from an affiliated fund, for the period from August 2, 2010 (commencement of operations) to January 31, 2011 are as follows:

Class	Expense Ratios

Class A	0.89%
Class C	1.75
Class N	1.25
Class Y	0.75
The expense ratio reflects voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
10 | OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS January 31, 2011 / Unaudited

	Principal
	Amount	Value

Mortgage-Backed Obligations—4.9%
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 1 A2, 4.352%, 3/1/36[1]	$135,564	$108,305
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through Certificates, Series 2005-AR14, Cl. 1A4, 2.669%, 12/1/35[1]	210,095	183,422
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through Certificates, Series 2007-HY2, Cl. 1A1, 5.286%, 12/1/36[1]	258,298	200,186
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37	61,388	54,410
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A3, 3.077%, 3/1/36[1]	222,596	197,728
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 2.987%, 3/25/36[1]	217,654	197,956
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1, 6.129%, 11/1/37[1]	223,139	182,267

Total Mortgage-Backed Obligations (Cost $1,105,939)		1,124,274

Corporate Bonds and Notes—87.4%
Consumer Discretionary—11.6%
Automobiles—0.9%
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31	155,000	202,663
Diversified Consumer Services—0.5%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15	105,000	110,775
Hotels, Restaurants & Leisure—2.1%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15[2]	225,000	235,616
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts., 6/15/16	220,000	241,369

		476,985

Household Durables—1.3%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14	96,000	105,932
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	113,000	110,175
Whirlpool Corp., 8% Sr. Unsec. Nts., 5/1/12	80,000	85,872

		301,979

Leisure Equipment & Products—0.2%
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13	28,000	30,251
6.125% Sr. Unsec. Nts., 6/15/11	30,000	30,534

		60,785

Media—5.3%
Comcast Corp., 6.40% Sr. Unsec. Nts., 3/1/40	100,000	104,111
11 | OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Media Continued
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6% Sr. Unsec. Nts., 8/15/40	$68,000	$66,744
7.625% Sr. Unsec. Unsub. Nts., 5/15/16	200,000	222,244
Interpublic Group of Cos., Inc. (The), 10% Sr. Unsec. Nts., 7/15/17	95,000	113,525
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14	97,000	112,763
News America, Inc., 6.65% Sr. Unsec. Unsub. Nts., 11/15/37	118,000	128,062
Time Warner Cable, Inc., 5.875% Sr. Unsec. Unsub. Nts., 11/15/40	115,000	110,449
Time Warner, Inc., 4.70% Sr. Unsec. Nts., 1/15/21	104,000	105,559
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30	134,000	156,415
Virgin Media Secured Finance plc, 6.50% Sr. Sec. Nts., 1/15/18	100,000	106,500

		1,226,372

Multiline Retail—1.1%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21	247,000	244,415
Specialty Retail—0.2%
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11	45,000	45,498
Consumer Staples—5.1%
Beverages—2.0%
Anheuser-Busch InBev Worldwide, Inc., 7.75% Sr. Unsec. Unsub. Nts., 1/15/19[2]	190,000	234,780
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14	102,000	113,220
Diageo Capital plc, 5.875% Unsec. Unsub. Bonds, 9/30/36	100,000	104,950

		452,950

Food & Staples Retailing—0.4%
CVS Caremark Corp., 6.125% Sr. Unsec. Unsub. Nts., 9/15/39	83,000	85,969
Food Products—1.4%
Archer Daniels Midland Co., 5.375% Nts., 9/15/35	100,000	98,917
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19	100,000	118,145
Kraft Foods, Inc., 6.50% Sr. Unsec. Unsub. Nts., 2/9/40	100,000	107,338

		324,400

Tobacco—1.3%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	151,000	205,354
Lorillard Tobacco Co., 6.875% Sr. Unsec. Nts., 5/1/20	100,000	100,053

		305,407

Energy—8.1%
Energy Equipment & Services—2.1%
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17	148,000	151,853
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds, 8/1/36	165,000	168,842
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20	155,000	156,516

		477,211
12 | OPPENHEIMER CORPORATE BOND FUND

	Principal
	Amount	Value

Oil, Gas & Consumable Fuels—6.0%
Apache Corp., 5.10% Sr. Unsec. Unsub. Nts., 9/1/40	$100,000	$91,932
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12	41,000	43,370
Enterprise Products Operating LLP, 7.50% Sr. Unsec. Unsub. Nts., 2/1/11	25,000	25,000
Kinder Morgan Energy Partners LP, 6.50% Sr. Unsec. Unsub. Nts., 9/1/39	149,000	153,017
Marathon Petroleum Corp., 6.50% Sr. Unsec. Nts., 3/1/41[2,3]	205,000	203,240
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	101,000	96,712
ONEOK Partners LP, 7.10% Sr. Unsec. Nts., 3/15/11	47,000	47,351
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	71,000	78,455
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[2]	160,000	158,556
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18	192,000	219,600
Woodside Finance Ltd., 4.50% Nts., 11/10/14[2]	251,000	265,970

		1,383,203

Financials—33.5%
Capital Markets—8.3%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[2]	310,000	323,519
Credit Suisse Guernsey Ltd., 5.86% Jr. Sub. Perpetual Nts.[4]	120,000	114,600
Goldman Sachs Group, Inc. (The), 6.25% Sr. Nts., 2/1/41	250,000	253,226
Macquarie Group Ltd., 4.875% Sr. Unsec. Nts., 8/10/17[2]	300,000	296,292
Morgan Stanley, 5.95% Sr. Unsec. Nts., Series F, 12/28/17	590,000	625,994
Nomura Holdings, Inc., 6.70% Sr. Unsec. Nts., 3/4/20	180,000	192,472
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12	105,000	107,506

		1,913,609

Commercial Banks—7.3%
Barclays Bank plc, 6.278% Perpetual Bonds[4]	160,000	135,600
BNP Paribas SA, 5.186% Sub. Perpetual Nts.[2,4]	220,000	202,400
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37	230,000	227,125
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35	430,000	416,563
Huntington BancShares, Inc., 7% Sub. Nts., 12/15/20	206,000	220,940
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[2]	221,000	206,587
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K4	248,000	266,600

		1,675,815

Consumer Finance—0.5%
SLM Corp., 6.25% Sr. Nts., 1/25/16	113,000	113,332
Diversified Financial Services—7.3%
Bank of America Corp., 5.875% Sr. Unsec. Unsub. Nts., 1/5/21	110,000	115,295
Citigroup, Inc., 6.875% Sr. Unsec. Bonds, 3/5/38	400,000	428,857
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67[2]	127,000	110,173
13 | OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Diversified Financial Services Continued
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds[4]	$116,000	$101,500
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[4]	515,000	556,979
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	335,000	364,571

		1,677,375

Insurance—8.6%
Aflac, Inc., 8.50% Sr. Unsec. Nts., 5/15/19	179,000	221,390
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40	43,000	43,825
CNS Financial Corp., 5.875% Sr. Unsec. Unsub. Bonds, 8/15/20	272,000	273,219
Genworth Financial, Inc., 7.20% Nts., 2/15/21	120,000	122,613
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12[2]	95,000	100,606
Hartford Financial Services Group, Inc. (The), 5.25% Sr. Unsec. Nts., 10/15/11	31,000	31,875
International Lease Finance Corp., 7.125% Sr. Sec. Nts., 9/1/18[2]	155,000	167,788
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67	340,000	327,250
Manulife Financial Corp., 4.90% Sr. Unsec. Unsub. Nts., 9/17/20	273,000	268,364
PartnerRe Finance B LLC, 5.50% Sr. Unsec. Nts., 6/1/20	104,000	104,285
RenRe North America Holdings, Inc., 5.75% Sr. Unsec. Nts., 3/15/20	110,000	111,385
Swiss Re Capital I LP, 6.854% Perpetual Bonds[2,4]	195,000	191,729

		1,964,329

Real Estate Investment Trusts—1.5%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub. Nts., 9/15/11	13,000	13,447
BioMed Realty LP, 6.125% Sr. Unsec. Nts., 4/15/20	100,000	105,466
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12	16,000	16,530
Liberty Property LP, 7.25% Sr. Unsec. Unsub. Nts., 3/15/11	30,000	30,211
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12	12,000	12,407
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts., 3/1/12	101,000	103,567
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts., 10/1/12[2]	48,000	50,940

		332,568

Health Care—3.4%
Biotechnology—0.9%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40	215,000	206,226
Health Care Providers & Services—1.3%
Laboratory Corp. of America Holdings, 4.625% Nts., 11/15/20	89,000	88,925
Quest Diagnostic, Inc., 5.75% Sr. Unsec. Nts., 1/30/40	227,000	214,346

		303,271
14 | OPPENHEIMER CORPORATE BOND FUND

	Principal
	Amount	Value

Pharmaceuticals—1.2%
Hospira, Inc., 5.60% Sr. Unsec. Unsub. Nts., 9/15/40	$210,000	$200,791
Mylan, Inc., 6% Sr. Nts., 11/15/18[2]	80,000	82,000

		282,791

Industrials—4.9%
Aerospace & Defense—0.8%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16	107,000	110,745
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18	63,000	68,828

		179,573

Commercial Services & Supplies—0.2%
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts., 1/15/12	30,000	30,675
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts., 8/15/11	26,000	26,737

		57,412

Industrial Conglomerates—2.6%
General Electric Capital Corp., 6.375% Unsec. Sub., Bonds, 11/15/67	386,000	391,308
Tyco International Ltd./Tyco International Finance SA, 6.875% Sr. Unsec. Unsub. Nts., 1/15/21	163,000	194,046

		585,354

Machinery—0.5%
SPX Corp., 6.875% Sr. Unsec. Nts., 9/1/17[2]	100,000	108,000
Professional Services—0.5%
FTI Consulting, Inc., 6.75% Sr. Nts., 10/1/20[2]	107,000	107,000
Road & Rail—0.3%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41	80,000	77,533
Information Technology—3.6%
Communications Equipment—1.4%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40	216,000	225,855
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11	95,000	99,958

		325,813

Semiconductors & Semiconductor Equipment—1.0%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18	202,000	223,409
Software—1.2%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20	299,000	279,055
Materials—5.2%
Chemicals—2.9%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41	173,000	180,031
Airgas, Inc., 3.25% Sr. Nts., 10/1/15	186,000	185,715
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17	95,000	111,031
15 | OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Chemicals Continued
CF Industries, Inc., 6.875% Sr. Unsec. Unsub. Nts., 5/1/18	$97,000	$106,700
Potash Corp., 5.625% Sr. Unsec. Unsub. Nts., 12/1/40	71,000	71,086

		654,563

Containers & Packaging—1.5%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16	105,000	114,713
Sealed Air Corp.:
6.875% Sr. Unsec. Bonds., 7/15/33[2]	80,000	74,893
7.875% Sr. Nts., 6/15/17	136,000	152,165

		341,771

Metals & Mining—0.8%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17	174,000	194,246
Telecommunication Services—6.1%
Diversified Telecommunication Services—5.1%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	205,000	211,596
British Telecommunications plc, 9.875% Bonds, 12/15/30	146,000	195,177
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17	102,000	114,750
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15	210,000	242,550
Telecom Italia Capital SA, 7.175% Sr. Unsec. Unsub. Nts., 6/18/19	100,000	108,383
Telefonica Emisiones SAU, 5.134% Sr. Unsec. Unsub. Nts., 4/27/20	100,000	99,433
Telus Corp., 8% Nts., 6/1/11	13,000	13,307
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	180,000	192,692

		1,177,888

Wireless Telecommunication Services—1.0%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17	190,000	215,615
Utilities—5.9%
Electric Utilities—4.6%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12[2]	91,000	97,260
Exelon Generation Co. LLC, 6.25% Sr. Unsec. Nts., 10/1/39	100,000	98,470
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39	143,000	137,508
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13	112,000	113,800
Northeast Utilities, 7.25% Sr. Unsec. Nts., 4/1/12	109,000	116,125
Oncor Electric Delivery Co., 7% Debs., 9/1/22	245,000	290,971
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19[2]	150,000	192,307

		1,046,441

Gas Utilities—0.3%
Florida Gas Transmission Co., 7% Sr. Unsec. Nts., 7/17/12[2]	77,000	82,443
16 | OPPENHEIMER CORPORATE BOND FUND

	Principal
	Amount	Value

Multi-Utilities—1.0%
NiSource Finance Corp., 6.125% Sr. Unsec. Nts., 3/1/22	$204,000	$225,430

Total Corporate Bonds and Notes (Cost $20,071,528)		20,049,474

	Shares

Investment Companies—5.5%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[5,6]	2,661	2,661
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[5,7]	1,265,622
		1,265,622

Total Investment Companies (Cost $1,268,283)		1,268,283

Total Investments, at Value (Cost $22,445,750)	97.8%	22,442,031
Other Assets Net of Liabilities	2.2	501,744

Net Assets	100.0%	$22,943,775

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,492,099 or 15.22% of the Fund’s net assets as of January 31, 2011.

3.	When-issued security or delayed delivery to be delivered and settled after January 31, 2011. See Note 1 of the accompanying Notes.

4.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

5.	Rate shown is the 7-day yield as of January 31, 2011.

6.	Interest rate is less than 0.0005%.

7.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 2, 2010	Additions	Reductions	January 31, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	—	8,038,550	6,772,928	1,265,622

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$1,265,622	$919
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
17 | OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Mortgage-Backed Obligations	$—	$1,124,274	$—	$1,124,274
Corporate Bonds and Notes	—	20,049,474	—	20,049,474
Investment Companies	1,268,283	—	—	1,268,283

Total Investments, at Value	1,268,283	21,173,748	—	22,442,031
Other Financial Instruments:
Futures margins	11,387	—	—	11,387

Total Assets	$1,279,670	$21,173,748	$—	$22,453,418

Liabilities Table
Other Financial Instruments:
Futures margins	$(8,251)	$—	$—	$(8,251)

Total Liabilities	$(8,251)	$—	$—	$(8,251)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Futures Contracts as of January 31, 2011 are as follows:

		Number of	Expiration		Unrealized
Contract Description	Buy/Sell	Contracts	Date	Value	Appreciation

U.S. Treasury Long Bonds, 20 yr.	Sell	10	3/22/11	$1,206,250	$1,239
U.S. Treasury Nts., 2 yr.	Buy	19	3/31/11	4,164,563	977
U.S. Treasury Nts., 5 yr.	Sell	21	3/31/11	2,486,695	26,063
U.S. Treasury Nts., 10 yr.	Buy	38	3/22/11	2,174,344	10,252

					$38,531

See accompanying Notes to Financial Statements.
18 | OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2011

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $21,180,128)	$21,176,409
Affiliated companies (cost $1,265,622)	1,265,622

22,442,031
Cash used for collateral on futures	125,000
Receivables and other assets:
Investments sold (including $318,395 sold on a when-issued or delayed delivery basis)	757,773
Interest and dividends	332,744
Futures margins	11,387
Other	2,638

Total assets	23,671,573

Liabilities
Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis	521,478
Dividends	77,662
Shares of beneficial interest redeemed	70,084
Distribution and service plan fees	13,391
Futures margins	8,251
Shareholder communications	2,933
Trustees’ compensation	483
Transfer and shareholder servicing agent fees	305
Other	33,211

Total liabilities	727,798

Net Assets	$22,943,775

Composition of Net Assets
Par value of shares of beneficial interest	$2,292
Additional paid-in capital	22,939,692
Accumulated net realized loss on investments	(33,021)
Net unrealized appreciation on investments	34,812

Net Assets	$22,943,775

19 | OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $22,476,695 and 2,245,126 shares of beneficial interest outstanding)	$10.01
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$10.51

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $345,524 and 34,533 shares of beneficial interest outstanding)	$10.01

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $101,533 and 10,139 shares of beneficial interest outstanding)	$10.01

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $20,023 and 2,000 shares of beneficial interest outstanding)	$10.01
See accompanying Notes to Financial Statements.
20 | OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF OPERATIONS Unaudited
For the Period Ended January 31, 20111

Investment Income
Interest (net of foreign withholding taxes of $892)	$516,898
Dividends:
Unaffiliated companies	128
Affiliated companies	919

Total investment income	517,945

Expenses
Management fees	48,535
Distribution and service plan fees:
Class A	14,265
Class C	558
Class N	163
Transfer and shareholder servicing agent fees:
Class A	1,183
Class C	214
Class N	88
Shareholder communications:
Class A	4,335
Class C	410
Class N	233
Class Y	64
Legal, auditing and other professional fees	32,841
Trustees’ compensation	3,867
Administration service fees	750
Custodian fees and expenses	62
Other	1,808

Total expenses	109,376
Less waivers and reimbursements of expenses	(12,925)

Net expenses	96,451

Net Investment Income	421,494

1.	For the period from August 2, 2010 (commencement of operations) to January 31, 2011.
21 | OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments from unaffiliated companies	$36,398
Closing and expiration of futures contracts	51,404

Net realized gain	87,802
Net change in unrealized appreciation/depreciation on:
Investments	(3,719)
Futures contracts	38,531

Net change in unrealized appreciation/depreciation	34,812

Net Increase in Net Assets Resulting from Operations	$544,108

See accompanying Notes to Financial Statements.
22 | OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
January 31, 2011[1]
(Unaudited)

Operations
Net investment income	$421,494
Net realized gain	87,802
Net change in unrealized appreciation/depreciation	34,812

Net increase in net assets resulting from operations	544,108

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(417,869)
Class C	(1,907)
Class N	(1,312)
Class Y	(406)

(421,494)

Distributions from net realized gain:
Class A	(119,090)
Class C	(1,089)
Class N	(534)
Class Y	(110)

(120,823)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	22,402,780
Class C	336,939
Class N	92,265
Class Y	10,000

22,841,984

Net Assets
Total increase	22,843,775
Beginning of period	100,000 [2]

End of period	$22,943,775

1.	For the period from August 2, 2010 (commencement of operations) to January 31, 2011.

2.	Reflects the value of the Manager’s initial seed money invested on September 10, 2009.
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS

Period Ended
January 31, 2011[1]
Class A	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[2]	.20
Net realized and unrealized gain	.06

Total from investment operations	.26

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)
Distributions from net realized gain	(.05)

Total dividends and/or distributions to shareholders	(.25)

Net asset value, end of period	$10.01

Total Return, at Net Asset Value[3]	2.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,477

Average net assets (in thousands)	$21,432

Ratios to average net assets:[4]
Net investment income	3.89%
Total expenses[5]	0.99%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.89%

Portfolio turnover rate	75%

1.	For the period from August 2, 2010 (commencement of operations) to January 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended January 31, 2011	0.99%
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER CORPORATE BOND FUND

Period Ended
January 31, 2011[1]
Class C	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[2]	.16
Net realized and unrealized gain	.05

Total from investment operations	.21

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.15)
Distributions from net realized gain	(.05)

Total dividends and/or distributions to shareholders	(.20)

Net asset value, end of period	$10.01

Total Return, at Net Asset Value[3]	2.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$345

Average net assets (in thousands)	$116

Ratios to average net assets:[4]
Net investment income	3.29%
Total expenses[5]	2.76%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.75%

Portfolio turnover rate	75%

1.	For the period from August 2, 2010 (commencement of operations) to January 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended January 31, 2011	2.76%
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS Continued

Period Ended
January 31, 2011[1]
Class N	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[2]	.19
Net realized and unrealized gain	.05

Total from investment operations	.24

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)
Distributions from net realized gain	(.05)

Total dividends and/or distributions to shareholders	(.23)

Net asset value, end of period	$10.01

Total Return, at Net Asset Value[3]	2.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$102

Average net assets (in thousands)	$70

Ratios to average net assets:[4]
Net investment income	3.75%
Total expenses[5]	2.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.25%

Portfolio turnover rate	75%

1.	For the period from August 2, 2010 (commencement of operations) to January 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended January 31, 2011	2.16%
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER CORPORATE BOND FUND

Period Ended
January 31, 2011[1]
Class Y	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[2]	.20
Net realized and unrealized gain	.06

Total from investment operations	.26

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)
Distributions from net realized gain	(.05)

Total dividends and/or distributions to shareholders	(.25)

Net asset value, end of period	$10.01

Total Return, at Net Asset Value[3]	2.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20

Average net assets (in thousands)	$20

Ratios to average net assets:[4]
Net investment income	4.00%
Total expenses[5]	1.45%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.75%

Portfolio turnover rate	75%

1.	For the period from August 2, 2010 (commencement of operations) to January 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended January 31, 2011	1.45%
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Corporate Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). The Fund commenced operations August 2, 2010.
     The Fund offers Class A, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and N have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s
28 | OPPENHEIMER CORPORATE BOND FUND

closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available
29 | OPPENHEIMER CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$521,478
Sold securities	318,395
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its
30 | OPPENHEIMER CORPORATE BOND FUND

investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     As of January 31, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $0. During the period ended January 31, 2011, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$22,447,350
Federal tax cost of other investments	2,607,430

Total federal tax cost	$25,054,780

Gross unrealized appreciation	$314,545
Gross unrealized depreciation	(281,333)

Net unrealized appreciation	$33,212

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net
31 | OPPENHEIMER CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make
32 | OPPENHEIMER CORPORATE BOND FUND

estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Period Ended January 31, 2011[1,2]
	Shares	Amount
Class A
Sold	2,388,741	$23,935,283
Dividends and/or distributions reinvested	2,407	24,225
Redeemed	(153,022)	(1,556,728)

Net increase	2,238,126	$22,402,780

Class C
Sold	36,282	$365,024
Dividends and/or distributions reinvested	255	2,551
Redeemed	(3,004)	(30,636)

Net increase	33,533	$336,939

Class N
Sold	9,007	$90,940
Dividends and/or distributions reinvested	137	1,380
Redeemed	(5)	(55)

Net increase	9,139	$92,265

Class Y
Sold	1,000	$10,000
Dividends and/or distributions reinvested	—	—
Redeemed	—	—

Net increase	1,000	$10,000

1.	For the period from August 2, 2010 (commencement of operations) to January 31, 2011.

2.	The Fund sold 7,000 shares of Class A at a value of $70,000 and 1,000 shares each of Class C, Class N and Class Y at a value of $10,000, respectively, to the Manager upon seeding of the Fund on September 10, 2009. These amounts are not reflected in the table above.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the period ended January 31, 2011, were as follows:

	Purchases	Sales

Investment securities	$31,914,514	$12,099,049
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.45%
Next $500 million	0.40
Next $4 billion	0.35
Over $5 billion	0.30
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended January 31, 2011, the Fund paid $1,129 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Offering and Organizational Costs. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C
34 | OPPENHEIMER CORPORATE BOND FUND

shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2010 were as follows:

Class C	$1,168
Class N	1,362
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class C	Class N
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Period Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2011	$1,204	$—	$—	$—
Waivers and Reimbursements of Expenses. The Manager has voluntarily undertaken to limit the Fund’s “Total expenses,” so that as percentages of average daily net assets, those expenses will not exceed the annual rate of 1.00%, 1.75%, 1.25% and 0.75%, for Class A, Class C, Class N and Class Y, respectively. During the period ended January 31, 2011, the Manager reimbursed the Fund $11,543, $533, $317 and $70 for Class A, Class C, Class N and Class Y shares, respectively.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the period ended January 31, 2011, the Manager waived fees and/or reimbursed the Fund $411 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the period ended January 31, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class C	$51
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time
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period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Valuations of derivative instruments as of January 31, 2011 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted	Statement of Assets			Statement of Assets
for as Hedging Instruments	and Liabilities Location	Value		and Liabilities Location	Value

Interest rate contracts	Futures margins	$11,387	*	Futures margins	$8,251	*

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted
for as Hedging Instruments	Closing and expiration of futures contracts

Interest rate contracts	$51,404
Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted
for as Hedging Instruments	Futures contracts

Interest rate contracts	$38,531
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
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     During the period ended January 31, 2011, the Fund had an average market value of $6,450,306 and $4,012,472 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
6. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
40 | OPPENHEIMER CORPORATE BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
The Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve or renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board will employ an independent consultant to prepare a report that provides information, including comparative information. In addition, the Board anticipates receiving information throughout the year regarding Fund services, fees, expenses and performance.
     In approving the Fund’s initial Agreement, the Board considered information provided by the Manager on the following factors: (i) the nature, quality and extent of the Manager’s services to be provided, (ii) the fees and expenses of the Fund, including estimated and comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services, (iv) whether economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager may receive from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services to be provided to the Fund and information regarding the Manager’s key personnel who will provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
41 | OPPENHEIMER CORPORATE BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services expected to be provided and the quality of the Manager’s resources that will be available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Krishna Memani, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with other funds managed by the Manager. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations, and resources, that the Fund will benefit from the services provided under the Agreement.
     Costs of Services by the Manager. The Board reviewed the fees to be paid to the Manager and the other expenses that will be borne by the Fund. The Board also considered the comparability of the fees to be charged and the services to be provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The Board also considered how the Fund’s expenses will compare to a group of similar, unaffiliated funds.
     Performance. The Board considered that the Fund has no operational history and that its performance could not be a factor in deciding whether to approve the Agreement.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s expected costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
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     Other Benefits to the Manager. In addition to considering the profits that may be realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager may receive as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, approved the Agreement through August 26, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
43 | OPPENHEIMER CORPORATE BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies (“portfolio proxies”) relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Fund’s Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
44 | OPPENHEIMER CORPORATE BOND FUND

OPPENHEIMER CORPORATE BOND FUND

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Krishna Memani, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
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PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
46 | OPPENHEIMER CORPORATE BOND FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
47 | OPPENHEIMER CORPORATE BOND FUND

Item 2.	Code of Ethics.
Not applicable to semiannual reports.

Item 3.	Audit Committee Financial Expert.
Not applicable to semiannual reports.

Item 4.	Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5.	Audit Committee of Listed Registrants
Not applicable.

Item 6.	Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;
•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;
•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and
•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.	Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2) Exhibits attached hereto.
(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Corporate Bond Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	03/11/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	03/11/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date:	03/11/2011